(Loss)/Gain on Derivative Instruments and Other Financial Items, Net - Gains (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
(Loss)/gain on derivative instruments, net	$ (8,646)	$ 9,315
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized MTM adjustment for IRS derivatives	(14,005)	3,307
Net interest income on undesignated interest rate swap (“IRS”) derivatives	$ 5,359	$ 6,008